Unaudited Interim Condensed Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary Share Capital	Share capital and Additional Paid in Capital	Accumulated deficit	Total
Balance at Dec. 31, 2022		$ 57,866	$ (44,235)	$ 13,631
Balance (in Shares) at Dec. 31, 2022	11,338,940
Restricted share unit (“RSU”) vesting
Restricted share unit (“RSU”) vesting (in Shares)	654,359
Share-based compensation		1,017		1,017
Comprehensive and net loss			(6,184)	(6,184)
Balance at Jun. 30, 2023		58,883	(50,419)	$ 8,464
Balance (in Shares) at Jun. 30, 2023	11,993,299			11,993,299
Balance at Dec. 31, 2023		61,259	(55,521)	$ 5,738
Balance (in Shares) at Dec. 31, 2023	15,652,176			15,652,176
Issuance of ordinary shares and pre-funded warrants, net		4,753		$ 4,753
Issuance of ordinary shares and pre-funded warrants, net (in Shares)	2,280,826
Exercise of options		2		2
Exercise of options (in Shares)	19,048
Restricted share unit (“RSU”) vesting (in Shares)	441,867
Issuance of ordinary shares- Advisor fees		62		$ 62
Issuance of ordinary shares- Advisor fees (in Shares)	45,000			45,000
Share-based compensation		1,028		$ 1,028
Comprehensive and net loss			(6,240)	(6,240)
Balance at Jun. 30, 2024		$ 67,104	$ (61,761)	$ 5,343
Balance (in Shares) at Jun. 30, 2024	18,438,917			18,438,917